SHARE-BASED PAYMENT - 2023 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Share-based compensation expense	$ 4,778	$ 8,792	$ 7,272
Employee Stock Option [Member] | 2023 Share Incentive Plan
SHARE-BASED PAYMENT
Maximum aggregate number of Class A ordinary shares available for grant as awards	10,322,520
Share options granted exercise price	$ 0	$ 0	$ 0